Fees Summary	May 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,963,582,341.1
Previously Paid Amount	0
Total Fee Amount	606,824.48
Total Offset Amount	0
Net Fee	$ 606,824.48